Income taxes	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income taxes

20	Income taxes

Income taxes comprise current and deferred taxes. They are recognized in profit or loss except to the extent that they relate to items directly recognized in other comprehensive (loss) income.

20.1 Current income taxes

Current income taxes comprise the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

As of December 31, 2025, the amount of income tax and social contribution presented in the current assets is R$ 496 (2024: R$ 782) and non-current assets is R$ 225 (2024: R$ 295).

(a)	Reconciliation of effective tax rate

	Nota	2025	2024	2023

Loss before income taxes		(2,845)	(17,733)	(6,192)

Income taxes at the rate of 34%		967	6,029	2,105

Permanent adjustments to the IR and CSL calculation basis

Income taxes on equity in results of investees		3	(7)	2
Thin capitalization		(1,446)	(1,154)	(613)
Use of tax loss carryforward in settlement of assessment	22.2.1	(406)
Tax effects on gain on the sale of subsidiary Cetrel			144
Tax sparing credits	(i)	2,113
Capital gains taxes		(188)
Valuation allowance for realization of deferred tax asset	20.2(c)	(8,759)
IR and CSL accrued in previous years	(ii)	314
Non-taxable effect on Selic interest accrued on tax overpayments	(iii)	303
Difference of rate applicable to each country		44	914	770
Taxes on dividends distribution		(984)		(836)
International Tax Reform - Pillar Two	20.2(d)	211	(197)
Other permanent adjustments		(288)	(48)	(126)
Effect of income taxes on results of operations		(8,116)	5,681	1,302

Current income taxes expense		(183)	(613)	(191)
Current income tax - Pillar Two		211	(197)
Deferred tax		(8,144)	6,491	1,493
Total		(8,116)	5,681	1,302

Effective rate		-285.2%	32.0%	21.0%

(i) Refers to tax credits of Braskem Netherlands that were not previously recognized due to the absence of an expectation of recoverability. In the year ended December 31, 2025, their utilization became probable based on new evidence supporting their future use.

(ii) Refers to the recognition of tax credits related to fiscal years 2022 and 2023 by Braskem S.A., arising from changes in the taxation applicable to dividends received from its subsidiary in the Netherlands during the period from 2021 to 2023.

(ii) Refers to the non-taxable base of corporate income tax and social contribution on net income on the SELIC interest adjustment of tax overpayments arising from gains obtained in the CIDE-gasoline judicial proceeding, as described in note 9.

20.2 Deferred income taxes

Deferred income taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for the Company and its subsidiaries individually.

The measurement of deferred taxes reflects the tax consequences that would follow from how the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Annually, the Company revises its projection of taxable income based on its Business Plan.

The Business Plan is prepared annually by the Executive Board, and its main variables include projections for key assumptions, as outlined in note 12.

In evaluating the plan, the Company uses its historical performance, strategic planning and market projections produced by third party consulting firms, which are reviewed and supplemented based on Management´s experience.

Deferred tax assets are reviewed at each reporting date and are written off to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. Deferred tax assets and liabilities are offset only if certain criteria are met.

(a)	Changes in deferred tax balances

	At December 31, 2023	Impact on the P&L	Other comprehensive income	At December 31, 2024	Impact on the P&L	Other comprehensive income	At December 31, 2025
Assets
Tax losses	3,885	3,534		7,419	248		7,667
Exchange variations	2,069	2,429	2,120	6,618	(845)	(2,187)	3,586
Provisions	3,922	971	(3)	4,890	(1,275)		3,615
Lease	1,626	94		1,720	2,085		3,805
Tax credits	781	23		804	2,178		2,982
Other	150	(25)		125	(22)		103
Valuation allowance for realization of deferred tax asset (i)					(8,759)	(2,348)	(11,107)
Total	12,433	7,026	2,117	21,576	(6,390)	(4,535)	10,651

Liabilities
Amortization of goodwill for tax purposes	721	(5)		716	(66)		650
Tax depreciation	4,056	625		4,681	98		4,779
PIS and COFINS credit - exclusion of ICMS	189	1		190			190
Provisions	751	287		1,038	(807)		231
Right of use of assets	1,593	(47)		1,546	2,206		3,752
Present value adjustment and amortized cost	194	94	364	652	152		804
Amortization of fair value adjustments on the assets from the acquisition of Braskem Qpar	115	47		162	(26)		136
Other	48	(467)	435	16	(14)	19	21
Total	7,667	535	799	9,001	1,543	19	10,563

Net	4,766	6,491	1,318	12,575	(7,933)	(4,554)	88

Presentation in the statement of financial position:
Non-current assets	6,443			13,882			1,557
(-) Non-current liabilities	1,677			1,307			1,469

(i)	Effect of the assessment of the recoverability of deferred tax assets (note 20.2.c).

(b)	Offset for the purpose of presentation in the consolidated statement of financial position

	2025			2024
	Deferred tax assets	Deferred tax liabilities	Balance	Deferred tax assets	Deferred tax liabilities	Balance

Braskem S.A.	3,585	(4,124)	(539)	16,315	(4,047)	12,268
Braskem Argentina		(1)	(1)
Braskem America	588	(1,405)	(817)	494	(1,767)	(1,273)
Braskem Europe	19	(15)	4	24	(17)	7
Braskem Green		(49)	(49)		(24)	(24)
Braskem Netherlands	2,115	(624)	1,491	355	(195)	160
Braskem Idesa	4,210	(4,210)		3,612	(2,284)	1,328
Braskem Mexico Serviços	32		32	14		14
Braskem Mexico Sofom	61	(73)	(12)	657	(654)	3
Braskem Siam	11	(10)	1
B&TC					(10)	(10)
ER Plastics				5		5
Terminal Quimica		(50)	(50)	56		56
Voqen	1		1	16		16
Wise	29	(2)	27	28	(3)	25
Total	10,651	(10,563)	88	21,576	(9,001)	12,575
Deferred tax assets			1,557			13,882
Deferred tax liabilities			(1,469)			(1,307)
Balance			88			12,575

(c)	Realization of deferred tax assets and unrecognized tax assets

For the fiscal year ended December 31, 2025, Management reassessed the recoverability of the Company’s and its subsidiaries’ deferred tax assets, in accordance with IAS 12, considering all available positive and negative evidence regarding the existence of sufficient future taxable profits to realize the recognized credits. This process included, among other factors, an analysis of recent operating results, the performance projections set forth in the approved business plan, the expiration period of tax loss carryforwards, and applicable tax-planning strategies.

Although Management’s projections indicate the generation of taxable profits over a horizon of up to ten years, verifiable negative evidence—particularly the recent history of tax losses, the inherent uncertainties of the petrochemical sector, and the sector’s characteristic lack of long-term commercial contracts—prevailed in the recoverability assessment. In light of those evidences, it was not possible to conclude that the availability of future taxable profits for the utilization of tax loss carryforwards is probable. As a result, the valuation allowance for the realization of deferred tax assets recognized on a consolidated basis amounted to R$ 11,107, of which R$ 8,759 impacted consolidated profit or loss for the year and R$ 2,348 were recognized in consolidated other comprehensive income.

The allowances recorded by the Company substantially represent the entirety of the deferred tax asset valuation allowance recognized for the period.

The Company will continue to periodically monitor performance assumptions, the macroeconomic environment, and regulatory and tax developments. Any changes in the evidence that increase the probability of realization may result in future recognition (or reversal of valuation allowances) of deferred tax assets, in accordance with IAS 12.

As of December 31, 2025, the unrecognized balance of deferred tax assets of the Company and its subsidiaries related to tax loss carryforwards and temporary differences—whose realization is not considered probable due to the lack of expected future taxable profits—amounted to R$ 11,107.

(d)	International Tax Reform - Pillar two model rules

The Company falls within the scope of the International Tax Reform rules – Pillar II Model Rules, an initiative of the Organisation for Economic Co-operation and Development (“OECD”) within the context of the BEPS (Base Erosion and Profit Shifting) Project. This project aims to address tax planning practices that result in the erosion of the tax base and the shifting of profits to low-tax jurisdictions.

Pillar II establishes a global minimum tax of 15% for each jurisdiction in which a multinational group operates. The Company is subject to the Pillar II rules in Germany, Brazil, and the Netherlands.

In the year ended December 31, 2025, the Company fully reversed the provision recognized after considering the tax sparing credits accumulated up to December 31, 2023 in the Pillar II calculation of its subsidiary in the Netherlands. In accordance with the Pillar II rules, such credits may be included in the corporate income tax base, which increased the subsidiary’s effective tax rate. As a result of this increase, no additional tax was recognized under the Pillar II rules.

The Company does not expect additional impacts on its financial statements arising from the enactment of the rules in other jurisdictions, as the effective tax rates in those jurisdictions exceed 15%.

Additionally, the Company applied the temporary exception from recognizing deferred taxes related to the top-up tax and assessed the new disclosure requirements regarding exposures to Pillar II, as provided for under the applicable accounting standards.